Condensed Consolidated Statements of Stockholder's Equity (Unaudited) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 1,000	$ 5,083,280	$ (10,126,834)	$ (5,042,554)
Beginning balance, shares at Dec. 31, 2019		10,000,000
Net loss				(1,542,906)	(1,542,906)
Ending balance, value at Dec. 31, 2020		$ 1,000	5,083,280	(11,669,740)	(6,585,460)
Ending balance, shares at Dec. 31, 2020		10,000,000
Net loss				(199,329)	(199,329)
Ending balance, value at Mar. 31, 2021		$ 1,000	5,083,280	(11,869,069)	(6,784,789)
Ending balance, shares at Mar. 31, 2021		10,000,000
Beginning balance, value at Dec. 31, 2020		$ 1,000	5,083,280	(11,669,740)	(6,585,460)
Beginning balance, shares at Dec. 31, 2020		10,000,000
Net loss					(1,319,648)
Debt forgiveness related party					3,392,294
Ending balance, value at Sep. 30, 2021	$ 320	$ 1,000	11,369,589	(12,989,388)	(1,618,499)
Ending balance, shares at Sep. 30, 2021	3,200,000	10,000,000
Beginning balance, value at Dec. 31, 2020		$ 1,000	5,083,280	(11,669,740)	(6,585,460)
Beginning balance, shares at Dec. 31, 2020		10,000,000
Net loss				(3,746,138)	(3,746,138)
Class A common stock issued for cash	$ 600		16,254,635		16,255,235
Class A common stock issued for cash, shares	6,000,000
Class A common stock issued for services	$ 20		199,980		200,000
Class A common stock issued for service, shares	200,000
Class A common stock issued for exercised cashless warrant	$ 37		(37)
Class A common stock issued for exercised cashless warrant, shares	374,040
Warrant issued for finance expense			768,905		768,905
Debt forgiveness related party			3,767,529		3,767,529
Ending balance, value at Dec. 31, 2021	$ 657	$ 1,000	26,074,292	(15,415,878)	10,660,071
Ending balance, shares at Dec. 31, 2021	6,574,040	10,000,000
Beginning balance, value at Mar. 31, 2021		$ 1,000	5,083,280	(11,869,069)	(6,784,789)
Beginning balance, shares at Mar. 31, 2021		10,000,000
Net loss				(497,578)	(497,578)
Debt forgiveness related party			3,392,294		3,392,294
Ending balance, value at Jun. 30, 2021		$ 1,000	8,475,574	(12,366,647)	(3,890,073)
Ending balance, shares at Jun. 30, 2021		10,000,000
Net loss				(622,741)	(622,741)
Class A common stock issued for cash	$ 300		2,694,035		2,694,335
Class A common stock issued for cash, shares	3,000,000
Class A common stock issued for services	$ 20		199,980		200,000
Class A common stock issued for service, shares	200,000
Ending balance, value at Sep. 30, 2021	$ 320	$ 1,000	11,369,589	(12,989,388)	(1,618,499)
Ending balance, shares at Sep. 30, 2021	3,200,000	10,000,000
Beginning balance, value at Dec. 31, 2021	$ 657	$ 1,000	26,074,292	(15,415,878)	10,660,071
Beginning balance, shares at Dec. 31, 2021	6,574,040	10,000,000
Net loss				(2,330,354)	(2,330,354)
Class A common stock issued for services	$ 30		1,208,970		1,209,000
Class A common stock issued for service, shares	300,000
Ending balance, value at Mar. 31, 2022	$ 687	$ 1,000	27,283,262	(17,746,232)	9,538,717
Ending balance, shares at Mar. 31, 2022	6,874,040	10,000,000
Beginning balance, value at Dec. 31, 2021	$ 657	$ 1,000	26,074,292	(15,415,878)	10,660,071
Beginning balance, shares at Dec. 31, 2021	6,574,040	10,000,000
Net loss					(8,714,487)
Class A common stock issued for cash					1,362,234
Debt forgiveness related party					1,624,755
Ending balance, value at Sep. 30, 2022	$ 794	$ 1,000	31,968,719	(24,130,365)	7,840,148
Ending balance, shares at Sep. 30, 2022	7,936,274	10,000,000
Beginning balance, value at Mar. 31, 2022	$ 687	$ 1,000	27,283,262	(17,746,232)	9,538,717
Beginning balance, shares at Mar. 31, 2022	6,874,040	10,000,000
Net loss				(2,457,835)	(2,457,835)
Debt forgiveness related party			1,624,755		1,624,755
Ending balance, value at Jun. 30, 2022	$ 687	$ 1,000	28,908,017	(20,204,067)	8,705,637
Ending balance, shares at Jun. 30, 2022	6,874,040	10,000,000
Net loss				(3,926,298)	(3,926,298)
Class A common stock issued for cash	$ 107		3,060,702		3,060,809
Class A common stock issued for cash, shares	1,062,234
Ending balance, value at Sep. 30, 2022	$ 794	$ 1,000	$ 31,968,719	$ (24,130,365)	$ 7,840,148
Ending balance, shares at Sep. 30, 2022	7,936,274	10,000,000